Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Parties
Schedule of compensation due to executive officers

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)	2018	2019	2020
Fixed compensation	1,313	1,405	960
Variable compensation	275	286	272
Benefits in kind	20	15	34
Directors fees	174	230	263
Share-based payments	252	53	581
Total compensation of executive officers	2,034	1,989	2,110

Post-employment benefits have not been granted to our Chief Executive Officer or members of the Board of Directors.